UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of December 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Common Stock	43,159,606	54,180,821
0.4%	Other Investment Company	231,589	231,589

99.0%	Total Investments	43,391,195	54,412,410
1.0%	Other Assets and Liabilities, Net		522,892

100.0%	Net Assets		54,935,302

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Australia 1.6%

Insurance 1.6%
QBE Insurance Group Ltd.	99,807	906,286

China 1.8%

Telecommunication Services 1.8%
China Mobile Ltd.	82,500	966,302

France 10.4%

Capital Goods 2.5%
Compagnie de Saint-Gobain	31,752	1,345,040

Energy 2.5%
Total S.A.	26,558	1,360,619

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	19,923	1,816,389

Telecommunication Services 2.1%
Orange S.A.	68,436	1,163,871

		5,685,919

Germany 9.1%

Automobiles & Components 1.6%
Daimler AG - Reg’d	10,465	869,161

Software & Services 2.8%
SAP SE	21,900	1,529,241

Telecommunication Services 3.3%
Deutsche Telekom AG - Reg’d	113,606	1,817,733

Utilities 1.4%
RWE AG	25,091	774,425

		4,990,560

Israel 3.0%

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Teva Pharmaceutical Industries Ltd. ADR	28,900	1,662,039

Italy 2.2%

Energy 2.2%
Eni S.p.A.	70,434	1,233,756

Japan 16.9%

Automobiles & Components 2.8%
Honda Motor Co., Ltd.	52,300	1,534,392

Food & Staples Retailing 1.7%
Seven & i Holdings Co., Ltd.	26,100	938,852

Household & Personal Products 2.3%
Kao Corp.	32,600	1,285,566

Insurance 2.6%
Tokio Marine Holdings, Inc.	44,500	1,445,257

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Takeda Pharmaceutical Co., Ltd.	40,400	1,672,470

Technology Hardware & Equipment 3.0%
Canon, Inc.	52,600	1,671,825

Telecommunication Services 1.4%
NTT DOCOMO, Inc.	51,000	742,715

		9,291,077

Netherlands 4.7%

Food & Staples Retailing 3.3%
Koninklijke Ahold N.V.	102,983	1,830,302

Media 1.4%
Reed Elsevier N.V.	31,986	763,845

		2,594,147

Singapore 4.6%

Banks 2.2%
United Overseas Bank Ltd.	66,927	1,235,074

Telecommunication Services 2.4%
Singapore Telecommunications Ltd.	447,000	1,312,055

		2,547,129

Spain 8.2%

Banks 1.9%
Banco Santander S.A.	125,514	1,053,453

Telecommunication Services 2.9%
Telefonica S.A.	110,357	1,584,453

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.4%
Iberdrola S.A.	279,379	1,883,223

		4,521,129

Switzerland 14.6%

Capital Goods 3.2%
ABB Ltd. - Reg’d *	84,137	1,780,182

Food, Beverage & Tobacco 3.2%
Nestle S.A. - Reg’d	24,012	1,750,499

Insurance 3.2%
Zurich Insurance Group AG *	5,607	1,752,200

Materials 1.8%
Syngenta AG - Reg’d	3,016	970,119

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Novartis AG - Reg’d	18,789	1,742,557

		7,995,557

Taiwan 2.0%

Semiconductors & Semiconductor Equipment 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	250,154	1,102,046

United Kingdom 19.5%

Energy 6.0%
BP plc	243,926	1,548,339
Royal Dutch Shell plc, Class A	52,022	1,733,849

		3,282,188

Food & Staples Retailing 2.4%
Tesco plc	445,750	1,299,673

Food, Beverage & Tobacco 3.2%
Unilever plc	43,625	1,772,404

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
GlaxoSmithKline plc	85,046	1,824,543

Telecommunication Services 1.3%
Vodafone Group plc	213,143	730,788

Utilities 3.3%
National Grid plc	125,114	1,775,278

		10,684,874

Total Common Stock
(Cost $43,159,606)		54,180,821

Other Investment Company 0.4% of net assets

United States 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	231,589	231,589

Total Other Investment Company
(Cost $231,589)		231,589

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $44,755,000 and the unrealized appreciation and depreciation were $11,357,216 and ($1,699,806), respectively, with a net unrealized appreciation of $9,657,410.

At 12/31/14, the values of certain foreign securities held by the fund aggregating $52,518,782 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 12/31/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/30/2015	State Street Bank & Trust, Co.	AUD	1,033,000	USD	841,808	(19,626)
01/30/2015	State Street Bank & Trust, Co.	USD	841,808	AUD	1,033,000	69,939

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						50,313

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

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Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

 3

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$52,518,782	$—	$52,518,782
Israel[1]	1,662,039	—	—	1,662,039
Other Investment Company[1]	231,589	—	—	231,589

Total	$1,893,628	$52,518,782	$—	$54,412,410

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$69,939	$—	$69,939

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($19,626)	$—	($19,626)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $5,387,361 from Level 1 to Level 2 for the period ended December 31, 2014. The transfers

4

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

The fund invested in forward foreign currency exchange contracts during the period ended December 31, 2014. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60667DEC14-00

 5

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of December 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Common Stock	127,481,509	132,122,304
2.2%	Preferred Stock	5,924,975	3,029,811
0.9%	Other Investment Company	1,126,955	1,126,955

99.8%	Total Investments	134,533,439	136,279,070
0.2%	Other Assets and Liabilities, Net		328,620

100.0%	Net Assets		136,607,690

	Number	Value
Security	of Shares	($)

Common Stock 96.7% of net assets

Brazil 7.7%

Materials 0.4%
Vale S.A. ADR	60,800	497,344

Software & Services 1.9%
Cielo S.A.	167,560	2,626,674

Transportation 3.8%
CCR S.A.	666,400	3,863,225
EcoRodovias Infraestrutura e Logistica S.A.	344,900	1,383,129

		5,246,354

Utilities 1.6%
CPFL Energia S.A. ADR	160,300	2,175,271

		10,545,643

Chile 2.0%

Utilities 2.0%
Enersis S.A. ADR	171,700	2,752,351

China 15.6%

Capital Goods 1.6%
Beijing Enterprises Holdings Ltd.	279,500	2,185,888

Consumer Durables & Apparel 2.5%
Belle International Holdings Ltd.	2,985,392	3,353,337

Energy 1.5%
China Shenhua Energy Co., Ltd., Class H	677,000	1,997,767

Health Care Equipment & Services 2.1%
Mindray Medical International Ltd. ADR	108,900	2,874,960

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	252,500	2,632,617

Telecommunication Services 2.7%
China Mobile Ltd.	321,000	3,759,791

Utilities 3.3%
China Resources Power Holdings Co., Ltd.	1,764,000	4,499,479

		21,303,839

India 9.8%

Automobiles & Components 1.0%
Bajaj Auto Ltd.	33,892	1,303,213

Banks 3.6%
Axis Bank Ltd.	311,577	2,466,105
Housing Development Finance Corp., Ltd.	137,884	2,472,584

		4,938,689

Capital Goods 0.9%
Larsen & Toubro Ltd.	51,635	1,216,506

Energy 1.9%
Cairn India Ltd.	677,595	2,582,007

Software & Services 2.4%
Infosys Ltd.	53,526	1,660,786
Infosys Ltd. ADR	53,200	1,673,672

		3,334,458

		13,374,873

Indonesia 4.4%

Banks 3.1%
PT Bank Mandiri (Persero) Tbk	2,336,500	2,031,909
PT Bank Rakyat Indonesia (Persero) Tbk	2,398,900	2,254,919

		4,286,828

Utilities 1.3%
PT Perusahaan Gas Negara (Persero) Tbk	3,644,400	1,763,608

		6,050,436

Kazakhstan 1.2%

Energy 1.2%
KazMunaiGas Exploration Production JSC GDR	113,394	1,644,213

Malaysia 7.3%

Banks 3.0%
AMMB Holdings Berhad	2,164,700	4,065,281

Consumer Services 1.4%
Genting Malaysia Berhad	1,691,600	1,964,321

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.9%
Tenaga Nasional Berhad	1,013,700	3,992,409

		10,022,011

Mexico 5.4%

Banks 1.7%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	220,300	2,282,308

Real Estate 3.7%
Fibra Uno Administracion S.A. de C.V.	1,707,500	5,032,083

		7,314,391

Peru 1.8%

Banks 1.8%
Credicorp Ltd.	15,494	2,481,829

Philippines 2.8%

Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	61,100	3,867,019

Qatar 1.8%

Banks 1.8%
Qatar National Bank SAQ	41,719	2,423,340

Republic of Korea 5.4%

Automobiles & Components 3.0%
Hyundai Mobis Co., Ltd.	18,943	4,052,794

Technology Hardware & Equipment 2.4%
Samsung Electronics Co., Ltd.	2,702	3,248,463

		7,301,257

Russia 2.3%

Banks 0.8%
Sberbank of Russia ADR	300,946	1,165,564

Energy 1.5%
Gazprom OAO ADR	443,790	2,010,369

		3,175,933

South Africa 4.5%

Capital Goods 1.9%
The Bidvest Group Ltd.	99,399	2,598,673

Food, Beverage & Tobacco 1.5%
SABMiller plc	39,387	2,051,034

Retailing 1.1%
Woolworths Holdings Ltd.	233,290	1,547,116

		6,196,823

Taiwan 10.7%

Semiconductors & Semiconductor Equipment 5.6%
MediaTek, Inc.	155,000	2,253,302
Taiwan Semiconductor Manufacturing Co., Ltd.	1,225,719	5,399,870

		7,653,172

Technology Hardware & Equipment 2.1%
Asustek Computer, Inc.	270,000	2,945,970

Telecommunication Services 3.0%
Taiwan Mobile Co., Ltd.	1,226,000	4,054,079

		14,653,221

Thailand 1.8%

Energy 1.8%
PTT PCL	251,200	2,473,824

Turkey 4.6%

Energy 2.2%
Tupras-Turkiye Petrol Rafinerileri A/S	128,613	3,042,960

Telecommunication Services 2.4%
Turk Telekomunikasyon A/S	1,026,757	3,194,248

		6,237,208

United Arab Emirates 1.6%

Real Estate 1.6%
Emaar Malls Group PJSC *	2,990,210	2,181,773

United Kingdom 3.2%

Food, Beverage & Tobacco 3.2%
Unilever plc	106,857	4,341,405

United States 2.8%

Consumer Services 2.8%
Yum! Brands, Inc.	51,900	3,780,915

Total Common Stock
(Cost $127,481,509)		132,122,304

Preferred Stock 2.2% of net assets

Brazil 2.2%

Energy 0.7%
Petroleo Brasileiro S.A.	261,800	986,847

Materials 1.5%
Vale S.A. ADR	281,400	2,042,964

Total Preferred Stock
(Cost $5,924,975)		3,029,811

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

United States 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,126,955	1,126,955

Total Other Investment Company
(Cost $1,126,955)		1,126,955

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $142,964,525 and the unrealized appreciation and depreciation were $8,837,067 and ($15,522,522) respectively, with a net unrealized depreciation of ($6,685,455).

At 12/31/14, the values of certain foreign securities held by the fund aggregating $83,301,702 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

4

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$42,572,480	$—	$42,572,480
Brazil[1]	10,545,643	—	—	10,545,643
Chile[1]	2,752,351	—	—	2,752,351
China[1]	—	18,428,879	—	18,428,879
Health Care Equipment & Services	2,874,960	—	—	2,874,960
India[1]	—	10,040,415	—	10,040,415
Software & Services	1,673,672	1,660,786	—	3,334,458
Kazakhstan[1]	1,644,213	—	—	1,644,213
Mexico[1]	7,314,391	—	—	7,314,391
Peru[1]	2,481,829	—	—	2,481,829
Philippines[1]	3,867,019	—	—	3,867,019
Russia[1]	3,175,933	—	—	3,175,933
Taiwan[1]	—	10,599,142	—	10,599,142
Telecommunication Services	4,054,079	—	—	4,054,079
Thailand[1]	2,473,824	—	—	2,473,824
United Arab Emirates[1]	2,181,773	—	—	2,181,773
United States[1]	3,780,915	—	—	3,780,915
Preferred Stock
Brazil[1]	3,029,811	—	—	3,029,811
Other Investment Company[1]	1,126,955	—	—	1,126,955

Total	$52,977,368	$83,301,702	$—	$136,279,070

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $3,225,102 from Level 2 to Level 1 for the period ended December 31, 2014. The transfers between Level 2 and Level 1 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

REG60664DEC14-00

 5

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings as of December 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

82.2%	Government Bonds	170,018,499	166,963,610
0.5%	Government Agency Obligation	1,037,226	997,149
16.6%	Supranational	40,536,167	33,880,599

99.3%	Total Investments	211,591,892	201,841,358
0.7%	Other Assets and Liabilities, Net		1,324,508

100.0%	Net Assets		203,165,866

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 82.2% of net assets

Australia 4.6%
Australia Government Bond
5.25%, 03/15/19 (AUD)	1,870,000	1,713,940
5.75%, 05/15/21 (AUD)	7,740,000	7,548,220

		9,262,160

Austria 4.1%
Austria Government Bond
6.25%, 07/15/27 (EUR)	4,250,000	8,415,330

Canada 4.1%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	5,930,000	8,384,714

Finland 4.4%
Finland Government Bond
3.50%, 04/15/21 (EUR)	6,161,000	8,945,360

France 3.8%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	3,870,000	7,804,680

Germany 3.6%
Bundesobligation
0.50%, 04/07/17 (EUR)	2,250,000	2,757,258
Bundesrepublik Deutschland
3.50%, 07/04/19 (EUR)	3,300,000	4,627,013

		7,384,271

Japan 15.9%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	1,010,000,000	8,457,152
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	460,000,000	3,948,784
0.60%, 03/20/24 (JPY)	90,000,000	774,294
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	1,080,000,000	11,178,307
1.70%, 03/20/44 (JPY)	850,000,000	7,858,703

		32,217,240

Mexico 5.3%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	144,300,000	10,320,549
7.50%, 06/03/27 (MXN)	6,150,000	466,215

		10,786,764

Netherlands 4.4%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	4,693,490	8,858,777

New Zealand 4.5%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	4,800,000	4,001,616
5.00%, 03/15/19 (NZD)	1,200,000	988,966
5.50%, 04/15/23 (NZD)	4,650,000	4,103,220

		9,093,802

Poland 2.0%
Poland Government Bond
5.50%, 10/25/19 (PLN)	8,500,000	2,765,771
5.75%, 09/23/22 (PLN)	3,510,000	1,229,000

		3,994,771

South Africa 3.0%
South Africa Government Bond
8.25%, 09/15/17 (ZAR)	11,500,000	1,025,899
7.25%, 01/15/20 (ZAR)	15,000,000	1,283,897
10.50%, 12/21/26 (ZAR)	18,500,000	1,925,328
6.25%, 03/31/36 (ZAR)	26,000,000	1,745,175

		5,980,299

Sweden 9.6%
Sweden Government Bond
5.00%, 12/01/20 (SEK)	49,500,000	8,050,215
3.50%, 06/01/22 (SEK)	74,165,000	11,511,223

		19,561,438

 1

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

United Kingdom 12.9%
United Kingdom Gilt
3.75%, 09/07/21 (GBP)	4,000,000	7,164,160
2.75%, 09/07/24 (GBP)	2,750,000	4,664,577
5.00%, 03/07/25 (GBP)	1,510,000	3,068,592
4.50%, 09/07/34 (GBP)	2,600,000	5,439,418
4.25%, 09/07/39 (GBP)	2,850,000	5,937,257

		26,274,004

Total Government Bonds
(Cost $170,018,499)		166,963,610

Government Agency Obligation 0.5% of net assets

Germany 0.5%
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY) (a)	100,000,000	997,149

Total Government Agency Obligations
(Cost $1,037,226)		997,149

Supranational* 16.6% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	750,000,000	7,677,444
European Investment Bank
1.40%, 06/20/17 (JPY)	1,040,000,000	9,025,833
European Union Notes
2.75%, 06/03/16 (EUR)	7,500,000	9,432,048
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	890,000,000	7,745,274

Total Supranational
(Cost $40,536,167)		33,880,599

End of Investments.

At 12/31/14 the tax basis cost of the fund’s investments was $213,571,845 and the unrealized appreciation and depreciation were $2,980,847 and ($14,711,334) respectively, with a net depreciation of ($11,730,487).

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Guaranteed by the Republic of Germany.

AUD —	Australian dollar
EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
MXN —	Mexican peso
NZD —	New Zealand dollar
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 12/31/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/30/2015	State Street Bank & Trust, Co.	AUD	1,134,000	USD	924,114	(8,016)
01/30/2015	State Street Bank & Trust, Co.	AUD	588,000	USD	479,170	(35)
01/30/2015	State Street Bank & Trust, Co.	AUD	1,152,500	USD	939,190	(46,210)
01/30/2015	State Street Bank & Trust, Co.	AUD	501,500	USD	408,680	(26,267)
01/30/2015	State Street Bank & Trust, Co.	JPY	780,894,000	USD	6,520,721	(35,127)
01/30/2015	State Street Bank & Trust, Co.	JPY	157,581,500	USD	1,315,857	(41,676)
01/30/2015	State Street Bank & Trust, Co.	JPY	1,610,758,500	USD	13,450,363	(779,581)
01/30/2015	State Street Bank & Trust, Co.	NZD	918,500	USD	714,789	9,875
01/30/2015	State Street Bank & Trust, Co.	NZD	982,500	USD	764,594	6,350
01/30/2015	State Street Bank & Trust, Co.	NZD	1,128,000	USD	877,824	4,592
01/30/2015	State Street Bank & Trust, Co.	NZD	155,500	USD	121,012	12
01/30/2015	State Street Bank & Trust, Co.	ZAR	696,398	NZD	80,000	(2,295)
01/30/2015	State Street Bank & Trust, Co.	ZAR	86,520,668	NZD	9,992,000	(326,191)
01/30/2015	State Street Bank & Trust, Co.	USD	11,829,718	AUD	14,516,500	968,173
01/30/2015	State Street Bank & Trust, Co.	USD	2,118,236	JPY	253,671,000	6,246
01/30/2015	State Street Bank & Trust, Co.	USD	2,048,156	JPY	245,278,500	16,872
01/30/2015	State Street Bank & Trust, Co.	USD	1,202,773	JPY	144,039,000	13,213
01/30/2015	State Street Bank & Trust, Co.	USD	2,521,799	NZD	3,240,500	29,884
01/30/2015	State Street Bank & Trust, Co.	USD	7,727,655	NZD	9,930,000	(109,548)
01/30/2015	State Street Bank & Trust, Co.	USD	1,249,421	NZD	1,605,500	(23,246)
01/30/2015	State Street Bank & Trust, Co.	NZD	210,000	ZAR	1,840,134	4,983
01/30/2015	State Street Bank & Trust, Co.	NZD	9,862,000	ZAR	87,326,531	155,636

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(182,356)

2

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 3

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$166,963,610	$—	$166,963,610
Government Agency Obligation[1]	—	997,149	—	997,149
Supranational	—	33,880,599	—	33,880,599

Total	$—	$201,841,358	$—	$201,841,358

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$1,215,836	$—	$1,215,836

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($1,398,192)	$—	($1,398,192)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

4

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The fund invested in forward foreign currency exchange contracts during the period ended December 31, 2014. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60666DEC14-00

 5

Laudus Trust
Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings as of December 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

62.7%	Government Bonds	10,462,140	9,374,144
36.1%	U.S. Government Securities	5,418,233	5,408,448

98.8%	Total Investments	15,880,373	14,782,592
1.2%	Other Assets and Liabilities, Net		181,637

100.0%	Net Assets		14,964,229

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 62.7% of net assets

Brazil 4.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	600,000	215,564
10.00%, 01/01/21 (BRL)	765,000	260,660
10.00%, 01/01/23 (BRL)	506,000	169,270
10.00%, 01/01/25 (BRL)	95,000	31,302

		676,796

Colombia 1.4%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	113,000,000	51,519
Colombian TES
5.00%, 11/21/18 (COP)	97,000,000	39,764
7.00%, 05/04/22 (COP)	54,000,000	22,950
10.00%, 07/24/24 (COP)	103,000,000	51,775
6.00%, 04/28/28 (COP)	100,000,000	36,722

		202,730

Germany 8.7%
Bundesobligation
0.50%, 10/13/17 (EUR)	10,000	12,289
0.50%, 02/23/18 (EUR)	625,000	770,041
Bundesrepublik Deutschland
2.50%, 01/04/21 (EUR)	150,000	207,719
3.25%, 07/04/42 (EUR)	180,000	313,868

		1,303,917

Indonesia 1.2%
Indonesia Treasury Bond
5.25%, 05/15/18 (IDR)	95,000,000	7,113
5.63%, 05/15/23 (IDR)	1,130,000,000	78,849
8.38%, 03/15/34 (IDR)	1,170,000,000	95,679

		181,641

Japan 11.3%
Japan Government Ten Year Bond
1.50%, 03/20/15 (JPY)	27,000,000	226,131
1.40%, 03/20/18 (JPY)	57,300,000	500,076
0.80%, 09/20/20 (JPY)	62,500,000	544,446
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	45,900,000	424,370

		1,695,023

Malaysia 1.4%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	257,000	72,845
4.24%, 02/07/18 (MYR)	50,000	14,496
3.42%, 08/15/22 (MYR)	330,000	90,087
3.84%, 04/15/33 (MYR)	130,000	34,157

		211,585

Mexico 6.2%
Mexico Government Bond
8.00%, 12/17/15 (MXN)	460,000	32,564
7.25%, 12/15/16 (MXN)	350,600	25,395
6.50%, 06/10/21 (MXN)	5,810,000	415,540
8.00%, 12/07/23 (MXN)	3,490,000	272,333
7.50%, 06/03/27 (MXN)	1,500,000	113,711
10.00%, 11/20/36 (MXN)	700,000	66,611

		926,154

New Zealand 4.0%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	350,000	291,784
5.50%, 04/15/23 (NZD)	346,000	305,315

		597,099

Peru 1.0%
Peru Government Bond
8.60%, 08/12/17 (PEN)	17,000	6,358
7.84%, 08/12/20 (PEN)	355,000	136,544
5.20%, 09/12/23 (PEN)	20,000	6,623

		149,525

Poland 3.3%
Poland Government Bond
5.50%, 04/25/15 (PLN)	100,000	28,582
4.75%, 04/25/17 (PLN)	450,000	135,354
5.25%, 10/25/20 (PLN)	460,000	151,228

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

5.75%, 09/23/22 (PLN)	512,000	179,273

		494,437

Qatar 0.9%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (a)	120,000	135,000

Russia 1.7%
Russian Federal Bond - OFZ
7.50%, 03/15/18 (RUB)	3,100,000	41,461
7.60%, 04/14/21 (RUB)	8,500,000	100,041
8.15%, 02/03/27 (RUB)	9,442,000	110,351

		251,853

South Africa 1.8%
South Africa Government Bond
8.00%, 12/21/18 (ZAR)	161,000	14,270
7.25%, 01/15/20 (ZAR)	477,000	40,828
10.50%, 12/21/26 (ZAR)	1,040,000	108,234
6.25%, 03/31/36 (ZAR)	1,530,000	102,697

		266,029

Sweden 7.8%
Sweden Government Bond
4.25%, 03/12/19 (SEK)	4,275,000	642,820
3.50%, 06/01/22 (SEK)	2,845,000	441,575
3.50%, 03/30/39 (SEK)	485,000	85,809

		1,170,204

Turkey 1.0%
Turkey Government Bond
6.30%, 02/14/18 (TRY)	110,000	45,387
8.50%, 07/10/19 (TRY)	72,000	31,720
7.10%, 03/08/23 (TRY)	178,900	73,221

		150,328

United Kingdom 6.5%
United Kingdom Gilt
3.75%, 09/07/20 (GBP)	22,200	39,247
2.75%, 09/07/24 (GBP)	50,000	84,811
4.25%, 12/07/27 (GBP)	400,000	785,463
4.50%, 09/07/34 (GBP)	25,000	52,302

		961,823

Total Government Bonds
(Cost $10,462,140)		9,374,144

U.S. Government Securities 36.1% of net assets

United States 36.1%
U.S. Treasury Notes
0.25%, 01/15/15 (USD)	244,000	244,019
1.50%, 08/31/18 (USD)	140,000	140,689
1.25%, 04/30/19 (USD)	845,000	835,230
3.63%, 08/15/19 (USD)	670,000	730,981
1.00%, 08/31/19 (USD)	242,000	235,420
2.13%, 08/31/20 (USD)	690,000	702,290
3.63%, 02/15/21 (USD)	915,000	1,008,002
2.13%, 08/15/21 (USD)	753,000	761,942
2.50%, 05/15/24 (USD)	400,000	412,094
3.38%, 05/15/44 (USD)	300,000	337,781

Total U.S. Government Securities
(Cost $5,418,233)		5,408,448

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $15,964,460 and the unrealized appreciation and depreciation were $81,300 and ($1,263,168), respectively, with a net depreciation of ($1,181,868).

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $135,000 or 0.9% of net assets.

BRL —	Brazilian real
CLP —	Chilean peso
CNY —	Chinese yuan renminbi
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
IDR —	Indonesian rupiah
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
NZD —	New Zealand dollar
PEN —	Peruvian nuevo sol
PLN —	Polish zloty
RUB —	Russian ruble
SEK —	Swedish krona
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 12/31/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/30/2015	Barclays Capital	CLP	59,758,500	USD	98,178	(3,245)
01/30/2015	Barclays Capital	CNY	625,500	USD	100,511	(1,003)
01/30/2015	State Street Bank & Trust, Co.	JPY	31,741,000	USD	265,048	(1,428)
01/30/2015	State Street Bank & Trust, Co.	JPY	8,100,000	USD	67,638	(1,009)
01/30/2015	State Street Bank & Trust, Co.	JPY	25,924,500	USD	216,478	(8,785)
01/30/2015	State Street Bank & Trust, Co.	JPY	119,515,000	USD	997,989	(57,843)
01/30/2015	State Street Bank & Trust, Co.	NZD	9,000	USD	7,004	(21)
01/30/2015	State Street Bank & Trust, Co.	NZD	25,500	ZAR	223,445	605
01/30/2015	State Street Bank & Trust, Co.	NZD	12,000	ZAR	109,548	(94)
01/30/2015	Barclays Capital	RUB	4,380,500	USD	71,368	314
01/30/2015	State Street Bank & Trust, Co.	USD	68,648	JPY	8,221,000	2,174
01/30/2015	State Street Bank & Trust, Co.	USD	3,113	NZD	4,000	4
01/30/2015	State Street Bank & Trust, Co.	USD	8,560	NZD	11,000	82
01/30/2015	State Street Bank & Trust, Co.	USD	231,518	NZD	297,500	(4,307)
01/30/2015	JP Morgan Chase Bank	USD	50,840	RUB	3,120,500	4,685
01/30/2015	State Street Bank & Trust, Co.	ZAR	4,105,154	NZD	474,500	(15,795)
01/30/2015	State Street Bank & Trust, Co.	ZAR	138,632	NZD	16,000	(515)
01/30/2015	State Street Bank & Trust, Co.	ZAR	34,820	NZD	4,000	(115)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(86,296)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$9,374,144	$—	$9,374,144
U.S. Government Securities[1]	—	5,408,448	—	5,408,448

Total	$—	$14,782,592	$—	$14,782,592

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$7,864	$—	$7,864

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($94,160)	$—	($94,160)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

The fund invested in forward foreign currency exchange contracts during the period ended December 31, 2014. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG72309DEC14-00

Laudus Trust
Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of December 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	1,849,839,875	2,178,253,510
0.3%	Other Investment Company	5,859,998	5,859,998

100.0%	Total Investments	1,855,699,873	2,184,113,508
0.0%	Other Assets and Liabilities, Net		119,274

100.0%	Net Assets		2,184,232,782

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Delphi Automotive plc	214,630	15,607,894

Capital Goods 2.1%
Precision Castparts Corp.	190,758	45,949,787

Consumer Durables & Apparel 2.7%
lululemon athletica, Inc. *	526,803	29,390,339
Michael Kors Holdings Ltd. *	397,912	29,883,191

		59,273,530

Consumer Services 2.4%
Starbucks Corp.	403,400	33,098,970
Wynn Resorts Ltd.	127,921	19,029,528

		52,128,498

Diversified Financials 4.0%
Berkshire Hathaway, Inc., Class B *	146,937	22,062,591
Discover Financial Services	511,426	33,493,289
Moody’s Corp.	329,619	31,580,796

		87,136,676

Energy 2.8%
Concho Resources, Inc. *	367,223	36,630,494
Pioneer Natural Resources Co.	103,725	15,439,466
Range Resources Corp.	163,714	8,750,514

		60,820,474

Food & Staples Retailing 1.5%
CVS Health Corp.	158,502	15,265,327
Whole Foods Market, Inc.	344,121	17,350,581

		32,615,908

Food, Beverage & Tobacco 1.4%
Constellation Brands, Inc., Class A *	135,074	13,260,214
The Hershey Co.	171,773	17,852,368

		31,112,582

Health Care Equipment & Services 4.2%
athenahealth, Inc. *	122,290	17,817,653
Express Scripts Holding Co. *	523,295	44,307,388
Humana, Inc.	136,102	19,548,330
Intuitive Surgical, Inc. *	19,216	10,164,111

		91,837,482

Materials 0.6%
Ecolab, Inc.	124,275	12,989,223

Media 9.8%
Liberty Global plc, Class A *	1,377,873	69,176,114
The Walt Disney Co.	356,807	33,607,651
Time Warner, Inc.	348,925	29,805,174
Twenty-First Century Fox, Inc., Class A	2,123,477	81,552,134

		214,141,073

Pharmaceuticals, Biotechnology & Life Sciences 18.6%
AbbVie, Inc.	1,386,020	90,701,149
Gilead Sciences, Inc. *	230,364	21,714,111
Mallinckrodt plc *	181,858	18,009,398
Perrigo Co., plc	280,439	46,878,183
Regeneron Pharmaceuticals, Inc. *	100,657	41,294,534
United Therapeutics Corp. *	494,248	64,000,174
Valeant Pharmaceuticals International, Inc. *	476,903	68,249,588
Vertex Pharmaceuticals, Inc. *	470,393	55,882,688

		406,729,825

Real Estate 1.0%
Crown Castle International Corp.	289,564	22,788,687

Retailing 7.7%
Dollar General Corp. *	632,479	44,716,265
Netflix, Inc. *	132,376	45,220,965
The Home Depot, Inc.	238,120	24,995,457
TripAdvisor, Inc. *	718,471	53,641,045

		168,573,732

Software & Services 30.7%
Alibaba Group Holding Ltd. ADR *	335,397	34,861,164
Alliance Data Systems Corp. *	182,871	52,310,250
Baidu, Inc. ADR *	235,576	53,704,261

 1

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Facebook, Inc., Class A *	1,242,474	96,937,821
Google, Inc., Class A *	107,160	56,865,526
LinkedIn Corp., Class A *	256,246	58,862,269
Oracle Corp.	451,564	20,306,833
salesforce.com, Inc. *	1,021,666	60,595,010
Splunk, Inc. *	128,939	7,600,954
Visa, Inc., Class A	390,695	102,440,229
VMware, Inc., Class A *	312,504	25,787,830
Workday, Inc., Class A *	250,794	20,467,298
Yahoo! Inc. *	1,556,037	78,595,429

		669,334,874

Technology Hardware & Equipment 4.5%
Apple, Inc.	881,644	97,315,865

Transportation 5.0%
Spirit Airlines, Inc. *	546,412	41,297,819
Union Pacific Corp.	575,838	68,599,581

		109,897,400

Total Common Stock
(Cost $1,849,839,875)		2,178,253,510

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	5,859,998	5,859,998

Total Other Investment Company
(Cost $5,859,998)		5,859,998

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $1,862,018,983 and the unrealized appreciation and depreciation were $349,424,935 and ($27,330,410), respectively, with a net unrealized appreciation of $322,094,525.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

2

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,178,253,510	$—	$—	$2,178,253,510
Other Investment Company[1]	5,859,998	—	—	5,859,998

Total	$2,184,113,508	$—	$—	$2,184,113,508

[1]	As categorized in Portfolio Holdings.

 3

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

REG60662DEC14

4

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date:	February 10, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date:	February 10, 2015

By:	/s/ George Pereira George Pereira
Chief Financial Officer

Date:	February 10, 2015